Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Net operating losses	$ 1,572,028	$ 1,515,308
Assets impairment reserve	133,838	233,759
Valuation allowance	(1,576,897)	(1,633,837)
Deferred tax assets, net	$ 128,969	$ 115,230